Company Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Other financial assets at fair value through profit or loss	£ 349	£ 421
Loans and advances to banks	1,154	1,101
Current tax assets	370	504
Other assets	1,848	1,879
Total assets	273,948	267,076
Liabilities
Other financial liabilities at fair value through profit or loss	1,250	1,055
Debt securities in issue	42,873	37,569
Subordinated liabilities	2,032	2,385
Total liabilities	258,423	252,983
Equity
Share capital	7,060	7,060
Other equity instruments	2,100	2,100
Retained earnings	6,159	5,258
Total equity	15,525	14,093
Total liabilities and equity	273,948	267,076
Santander UK Group Holdings plc
Assets
Other financial assets at fair value through profit or loss	9,663	8,792
Loans and advances to banks	1,444	1,845
Other financial assets at amortised cost	1,297	1,644
Interests in other entities	13,545	13,545
Current tax assets	5	4
Other assets	0	2
Total assets	25,954	25,832
Liabilities
Other financial liabilities at fair value through profit or loss	9,805	8,792
Debt securities in issue	1,347	1,916
Subordinated liabilities	1,297	1,644
Total liabilities	12,449	12,352
Equity
Share capital	7,060	7,060
Other equity instruments	2,100	2,100
Retained earnings	4,345	4,320
Total equity	13,505	13,480
Total liabilities and equity	£ 25,954	£ 25,832